THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                                   (unaudited)


  Principal                                                               Maturity     Interest
   Amount                                                                   Date         Rate         Value
-------------                                                             --------     --------    ------------
               MUNICIPAL BONDS (98.1%)
               EDUCATION (5.2%)
$  1,935,000   Alabama State .........................................     11/01/05     5.250%      $ 2,023,023
   1,460,000   University of Missouri Revenue ........................     11/01/03     5.500         1,513,378
                                                                                                    -----------
                 TOTAL EDUCATION .....................................                                3,536,401
                                                                                                    -----------
               ESCROWED TO MATURITY (A) (6.2%)
$    500,000   Chicago, Illinois .....................................     01/01/03     6.500%        $ 522,485
   1,000,000   Honolulu, Hawaii City & County ........................     11/01/03     5.250         1,029,930
   1,570,000   Mashantucket Western Pequot Tribe,
                 Connecticut, Revenue+ ...............................     09/01/03     6.250%        1,652,880
   1,000,000   Milwaukee, Wisconsin, Sewer Revenue, Series A .........     10/01/02     6.700         1,043,350
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY (A) ......................                              $ 4,248,645
                                                                                                    -----------
               GENERAL OBLIGATIONS (31.4%)
$  1,440,000   Chattanooga, Tennessee ................................     09/01/03     5.250%      $ 1,480,320
   2,000,000   Dade County, Florida, Public Facility Revenue .........     08/01/03     6.500         2,115,660
   1,000,000   Delaware State ........................................     04/01/02     5.000         1,011,940
   1,000,000   Denver, Colorado, City and County .....................     08/01/03     5.000         1,020,870
     350,000   Du Page County, Illinois ..............................     01/01/03     5.000           355,667
     500,000   Frisco, Texas, School District ........................     08/15/03     7.000           534,200
   1,000,000   Honolulu, Hawaii, City & County .......................     07/01/02     7.250         1,044,450
   1,000,000   Illinois State ........................................     04/01/04     5.500         1,039,100
   1,000,000   Mississippi State .....................................     06/01/03     5.000         1,019,590
   1,000,000   Newport News, Virginia ................................     07/01/04     5.000         1,028,780
   1,000,000   North Carolina State ..................................     09/15/05     5.000         1,036,570
   1,200,000   Pennsylvania State ....................................     04/15/04     6.000         1,264,404
   1,000,000   Pittsburgh, Pennsylvania ..............................     03/01/03     5.000         1,016,860
     250,000   Rhode Island State ....................................     06/15/02     6.000           256,780
   2,000,000   San Antonio, Texas ....................................     08/01/02     8.000         2,116,160
   1,000,000   Tennessee State .......................................     05/01/03     5.500         1,031,310
   1,900,000   Tulsa County, Oklahoma ................................     06/01/05     5.750         2,015,292
   2,000,000   Wisconsin State .......................................     05/01/04     6.000         2,112,220
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ...........................                              $21,500,173
                                                                                                    -----------
               MISCELLANEOUS (5.1%)
$  1,000,000   Greater Detroit, Michigan .............................     12/13/04     5.500%      $ 1,046,160
   1,000,000   Kentucky State Property & Building Commission .........     02/01/03     5.500         1,026,650
   1,390,000   Ohio State Building Authority, Arts Facility ..........     10/01/02     5.000         1,412,073
                                                                                                    -----------
                 TOTAL MISCELLANEOUS .................................                              $ 3,484,883
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                                   (unaudited)


  Principal                                                               Maturity     Interest
   Amount                                                                   Date         Rate         Value
-------------                                                             --------     --------    ------------
               PRE-REFUNDED (A) (35.3%)
$    900,000   Arizona State .........................................     07/01/02     7.000%        $ 946,467
     515,000   Augusta, Georgia, Water and Sewer Revenue .............     05/01/02     6.500           540,523
     250,000   Bucks County, Pennsylvania, Water and
                 Sewer Authority .....................................     12/01/02     6.750           262,305
   1,000,000   Burke County, Georgia, Development Authority
                 Pollution Control ...................................     01/01/03     7.700         1,096,080
     275,000   Cache County, Utah, School District ...................     06/15/03     5.900           288,827
   1,000,000   Charlotte, North Carolina .............................     02/01/04     5.800         1,065,850
   1,000,000   Chicago, Illinois .....................................     07/01/02     6.850         1,053,950
     500,000   Chicago, Illinois Center Public Library ...............     07/01/02     6.850           526,975
   1,500,000   Connecticut State .....................................     08/15/04     5.900         1,603,545
   1,500,000   Delaware County, Pennsylvania .........................     11/15/02     6.000         1,551,195
   1,500,000   Denver, Colorado, City and County .....................     11/15/02     7.500         1,618,395
   1,000,000   Harris County, Texas ..................................     10/01/02     5.750         1,027,430
     365,000   Harrisburg, Pennsylvania, City & County ...............     09/01/03     5.875           386,714
   2,100,000   Illinois Health Facilities Authority ..................     05/01/02     7.250         2,218,419
   1,007,000   Indiana Transportation Finance Authority ..............     11/01/02     6.250         1,063,966
     500,000   Mesa, Arizona .........................................     07/01/03     5.700           525,640
   1,000,000   Nebraska Public Power District Revenue ................     01/01/03     6.125         1,056,640
   1,550,000   Nebraska Public Power District Revenue ................     01/01/03     5.700         1,625,237
   1,705,000   Nevada State ..........................................     10/01/02     6.250         1,781,640
     400,000   New York State Dormitory Authority Revenue ............     05/15/02     6.750           422,100
   1,400,000   Phoenix, Arizona Civic Improvement Waste and Water ....     07/01/03     6.125         1,492,148
     625,000   Seattle, Washington Sewer Revenue .....................     01/01/03     6.300           662,487
     500,000   Tennessee State (General Obligation) ..................     03/01/04     5.300           523,175
     755,000   University of Pittsburgh, Pennsylvania ................     06/01/02     6.125           790,243
                                                                                                    -----------
                 TOTAL PRE-REFUNDED (A) ..............................                              $24,129,951
                                                                                                    -----------
               SALES TAX (2.4%)
$  1,110,000   Municipal Assistance Corp., New York ..................     07/01/03     5.250%      $ 1,141,702
     500,000   Municipal Assistance Corp., New York ..................     07/01/02     5.000           507,235
                                                                                                    -----------
                 TOTAL SALES TAX .....................................                              $ 1,648,937
                                                                                                    -----------
               TRANSPORTATION (7.5%)
$  1,000,000   Illinois State Toll Highway ...........................     01/01/04     5.000%      $ 1,020,950
   1,000,000   Kansas City, Missouri, Highway Revenue ................     03/01/03     5.100         1,021,000
   1,000,000   Massachusetts Bay Transportation Authority ............     03/01/05     5.300         1,042,410
   2,000,000   Springfield, Missouri, Transportation Revenue .........     08/01/02     5.250         2,036,180
                                                                                                    -----------
                 TOTAL TRANSPORTATION ................................                              $ 5,120,540
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                                   (unaudited)


 Principal                                                                Maturity     Interest
   Amount                                                                   Date         Rate         Value
-----------                                                               --------     ---------  ------------
               UTILITIES (1.1%)
$    700,000   Memphis, Tennessee Electric Systems Revenue ............    01/01/04     5.900%     $   733,677
                                                                                                   -----------
               WATER/SEWER (3.9%)
$  1,500,000   De Kalb County, Georgia, Development Authority .........    10/01/05     6.250        1,632,540
   1,000,000   Dearborn, Michigan, Sewer Disposal System ..............    04/01/03     6.500        1,049,580
                                                                                                   -----------
               TOTAL WATER/SEWER ......................................                            $ 2,682,120
                                                                                                   -----------
               TOTAL MUNICIPAL BONDS ..................................                            $67,085,327
                                                                                                   -----------
TOTAL INVESTMENTS, (identified cost $66,687,651) (B) ..................                  98.1%     $67,085,327
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........................                   1.9        1,295,774
                                                                                                   -----------
NET ASSETS ............................................................                 100.0%     $68,381,101
                                                                                        =====      ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $66,687,651. The aggregate gross unrealized appreciation is $493,104, and the aggregate gross unrealized depreciation is $95,428 resulting in net unrealized appreciation of $397,676.

+     Rule 144A security.

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified
        cost $66,687,651) .....................................     $67,085,327
      Cash ....................................................         453,384
      Interest receivable .....................................       1,309,605
                                                                    -----------
             Total Assets .....................................     $68,848,316
                                                                    -----------

LIABILITIES:
      Payables for:
        Dividends declared ....................................         307,511
        Fund shares repurchased ...............................          55,000
        Investment advisory fee ...............................          14,649
        Administrative fee ....................................           8,789
        Shareholder servicing\eligible institution fee ........          14,649
        Accrued expenses and other liabilities ................          66,617
                                                                    -----------
             Total Liabilities ................................         467,215
                                                                    -----------

NET ASSETS ....................................................     $68,381,101
                                                                    ===========

Net Assets Consist of:
      Paid-in capital .........................................     $68,129,182
      Distribution in excess of net investment income .........          (1,926)
      Accumulated net realized loss on investments ............        (143,831)
      Net unrealized appreciation on investments ..............         397,676
                                                                    -----------

Net Assets ....................................................     $68,381,101
                                                                    ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($68,381,101 / 6,588,883 shares) ........................          $10.38
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Interest .................................................   $1,562,545
                                                                     ----------

      Expenses:
        Investment advisory fee ..................................       92,234
        Shareholder servicing/eligible institution fees ..........       92,234
        Administrative fee .......................................       55,341
        Custodian fee ............................................       29,004
        Professional fees ........................................       13,698
        Trustees fees and expenses ...............................       10,989
        Miscellaneous expenses ...................................       26,543
                                                                      ---------
        Total Expenses ...........................................      320,043
            Expense offset arrangement ...........................      (11,043)
                                                                      ---------

             Net Expenses ........................................      309,000
                                                                      ---------

             Net Investment Income ...............................    1,253,545
                                                                      =========

NET REALIZED AND UNREALIZED GAIN/LOSS:
      Net realized loss on investments ...........................      (34,595)
      Net change in unrealized depreciation on investments .......    1,030,575
                                                                     ----------
             Net Realized and Unrealized Gain ....................      995,980
                                                                     ----------
      Net Increase in Net Assets Resulting from Operations .......   $2,249,525
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  For the
                                                                             six months ended           For the
                                                                             December 31, 2000        year ended
                                                                                (unaudited)          June 30, 2000
                                                                             -----------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income .............................................      $ 1,253,545          $ 2,396,688
        Net realized gain (loss) on investments ...........................          (34,595)              18,939
        Net change in unrealized depreciation on investments ..............        1,030,575             (408,816)
                                                                                 -----------          -----------
                    Net increase in net assets resulting from operations ..        2,249,525            2,006,811
                                                                                 -----------          -----------
      Dividends declared from net investment income .......................       (1,249,693)          (2,437,884)

      Shares of beneficial interest transactions:
        Net proceeds from sales of shares of beneficial interest ..........       11,516,117           47,551,838
        Net asset value of shares of beneficial interest issued
          to shareholders in reinvestment of dividends ....................        1,446,734              927,176
        Net cost of shares of beneficial interest repurchased .............      (23,962,904)         (45,385,249)
          Net increase (decrease) in net assets resulting
            from shares of beneficial interest transactions ...............      (11,000,053)           3,093,765
                                                                                 -----------          -----------
          Total increase (decrease) in net assets .........................      (10,000,221)           2,662,692
NET ASSETS:
      Beginning of period .................................................       78,381,322           75,718,630
                                                                                 -----------          -----------
      End of period .......................................................      $68,381,101          $78,381,322
                                                                                 ===========          ===========

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                                  For the
                                              six months ended
                                             December 31, 2000
                                                (unaudited)      2000      1999      1998       1997       1996
                                             -----------------   ----      ----      ----       ----       ----
Net asset value, beginning of period ..........   $10.24        $10.30    $10.40    $10.33     $10.26     $10.28
Income from investment operations:
   Net investment income ......................     0.18          0.34      0.35      0.36       0.37       0.37
   Net realized and unrealized gain (loss)
     on investments ...........................     0.14         (0.06)    (0.10)     0.07       0.07      (0.02)
Less dividends and distributions:
   Dividends to shareholders from net
     investment income ........................    (0.18)        (0.34)    (0.35)    (0.36)     (0.37)     (0.37)
                                                  ------        ------    ------    ------     ------     ------
Net asset value, end of period ................   $10.38        $10.24    $10.30    $10.40     $10.33     $10.26
                                                  ======        ======    ======    ======     ======     ======
Total return ..................................     3.10%         2.88%     2.44%     4.25%      4.34%      3.60%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted) ..........................  $68,381       $78,381   $75,719   $80,160    $55,714    $44,776
   Ratio of expenses to average
     net assets:
   Expenses paid by Fund ......................     0.83%(2)      0.85%     0.82%     0.78%      0.70%(1)   0.70%(1)
   Expense offset arrangement .................     0.03%(2)      0.03%     0.01%     0.02%       n/a        n/a
                                                  ------        ------    ------    ------     ------     ------
      Total expenses ..........................     0.86%(2)      0.88%     0.83%     0.80%      0.70%      0.70%
   Ratio of net investment income to
     average net assets .......................     3.38%(2)      3.29%     3.37%     3.49%      3.55%      3.51%
   Portfolio turnover rate ....................       16%           22%       44%       20%        48%        48%

----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997 and June 30, 1998, would have been 0.96% and 0.90%, respectively. For the same periods, the total return of the Fund would have been 4.16% and 3.40%, respectively. The expense payment agreement terminated on July 1, 1997.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)


      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2000 there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2000, the Fund incurred $92,234 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2000, the Fund incurred $55,341 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 2000, the Fund incurred $92,234 for shareholder servicing/eligible institution services.

      Custody fee. The trust has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the custodian receives a fee calculated and paid monthly. For the six months ended December 31, 2000, the Fund incurred $29,004 for custodian services. Custody fees for the fund were further reduced by $11,043 as a result of an offset arrangement with the Fund's custodian.

      Trustees' Fees and Expenses. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2000, the Fund incurred $10,989 for these fees.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments In a specific state or municipality. The aggregate holdings by state ranged from 0.4% to 9.9% of investments. At December 31, 2000, the five request holdings by state were Illinois 9.9%; Pennsylvania 7.7%; Missouri 6.7%; Tennessee 5.5%; and Texas 5.4%. For the six months ended December 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $11,756,854 and $ 22,417,804, respectively.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:


                                                                     For the                For the
                                                                six months ended          year ended
                                                                December 31, 2000        June 30, 2000
                                                                -----------------        -------------
Shares of beneficial interest sold ..........................       1,117,339              4,652,873
Shares of beneficial interest issued in connection
  with reinvestment of dividends ............................         140,559                 90,586
Shares of beneficial interest repurchased ...................      (2,326,148)            (4,435,666)
                                                                    ---------               ---------
Net increase (decrease) .....................................       1,068,250               (307,793)
                                                                    =========               =========

      5. Federal Income Tax Status. At June 30, 2000, the Fund had a net capital loss carryover of approximately $128,000, which is available through June 30, 2004, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general
information of  shareholders  and is not
authorized    for     distribution    to
prospective investors unless preceded or
accompanied by an effective  prospectus.
Nothing   herein   contained  is  to  be
considered   an   offer  of  sale  or  a
solicitation  of an offer to buy  shares
of  The  59   Wall   Street   Tax   Free
Short/Intermediate  Fixed  Income  Fund.
Such    offering   is   made   only   by
prospectus, which includes details as to
offering   price  and   other   material
information.

                                     [ART]

                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund
                               SEMI-ANNUAL REPORT
                                December 31, 2000